Acquisition and Business Combination (Details 2) - SalvaRx [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($) $ / shares
Statement Line Items [Line Items]
Net loss	$ (5,160)
Net loss applicable to common stockholders	$ (3,920)
Net loss per share, basic and diluted | $ / shares	$ (0.01)